Inventories (Tables)	6 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	March 31, 2024	September 30, 2023
Raw materials	$2,385,295	$2,618,406
Work-in-progress	1,738,091	1,613,781
Finished goods	417,466	820,949
Inventories	$4,540,852	$5,053,136